Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $4,843,000 (comprised of (i) $4,149,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $694,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index).

Narrative - Max Aggregate Offering Price	$ 4,843,000